Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 119,341	$ 223,543
Restricted cash	2,169	2,559
Accounts receivable, net	56,492	43,379
Inventory, net	134,608	136,643
Loans receivable, short-term	447	1,312
Prepaid expenses	9,420	10,665
Other current assets	3,569	3,654
Total current assets	326,046	421,755
Non-current assets:
Property and equipment, net	379,722	369,092
Right-of-use assets	128,264	88,017
Intangible assets, net	407,590	437,644
Loans receivable, long-term	823	505
Investments	1,228	5,912
Goodwill	330,555	446,767
Deferred tax asset	26	6,561
Other non-current assets	9,438	4,210
Total non-current assets	1,257,646	1,358,708
TOTAL ASSETS	1,583,692	1,780,463
Current liabilities:
Accounts payable	28,093	32,278
Accrued liabilities	65,161	95,442
Short-term borrowings	18,812	19,928
Income tax payable	94,842	46,949
Current portion of lease liabilities	26,124	20,792
Deferred consideration, contingent consideration and other payables, short-term	47,834	71,833
Derivative liabilities, short-term	0	1,172
Total current liabilities	280,866	288,394
Non-current liabilities:
Long-term notes and loans payable, net	469,055	465,079
Lease liabilities	156,180	118,936
Deferred tax liability	75,138	85,666
Deferred consideration, long-term	7,770	17,651
Other long-term liabilities	7,000	7,001
Total non-current liabilities	715,143	694,333
TOTAL LIABILITIES	996,009	982,727
COMMITMENTS AND CONTINGENCIES (Note 15)
SHAREHOLDERS’ EQUITY
Share capital	1,704,630	1,597,715
Accumulated other comprehensive loss	(1,393)	(254)
Accumulated deficit	(1,076,198)	(841,907)
Equity of Cresco Labs Inc.	627,039	755,554
Non-controlling interests	(39,356)	42,182
TOTAL SHAREHOLDERS’ EQUITY	587,683	797,736
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 1,583,692	$ 1,780,463